Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 1,225,912	$ 2,047,889
Cost of revenues	(1,070,229)	(1,493,014)
Gross profit	155,683	554,875
Operating expenses
Selling and marketing expenses	(752,922)
General and administrative expenses	(811,768)	(688,032)
Total operating expenses	(1,564,690)	(688,032)
Operating loss	(1,409,007)	(133,157)
Other (expenses) income, net
Other income	76
Interest income	237	1,316
Interest expense	(4,150)	(10,372)
Total other (expenses) income, net	(3,837)	(9,056)
Loss before taxes	(1,412,844)	(142,213)
Income tax credit (expense)	30,926	(3,859)
Net loss	(1,381,918)	(146,072)
Other comprehensive loss
Foreign currency translation adjustment	1,128	80
Total comprehensive loss	$ (1,380,790)	$ (145,922)
Loss per share, Basic	$ (0.08)	$ (0.01)
Loss per share, Diluted	$ (0.08)	$ (0.01)
Basic weighted average shares outstanding	17,206,342	15,000,000
Diluted weighted average shares outstanding	17,206,342	15,000,000